KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments - September 30, 2022 (Unaudited)

COMMON STOCKS - 79.95%		Shares	Value
Accommodation - 2.96%
Civeo Corp. - ADR*		383,900	9,647,407

Aerospace and Defense - 4.05%
CACI International, Inc. - Class A*		50,600	13,209,636

Beverage and Tobacco Product Manufacturing - 0.13%
Crimson Wine Group Limited*		67,700	429,895

Chemical Manufacturing - 1.29%
Inter Parfums, Inc.		55,700	4,203,122

Computer and Electronic Product Manufacturing - 0.04%
The LGL Group, Inc.*		10,600	119,992

Data Processing, Hosting, and Related Services - 0.02%
Core Scientific, Inc.*^		48,000	62,400
Rumble Inc.*^		400	4,900
			67,300
Diversified Real Estate Activities - 0.29%
PrairieSky Royalty Limited*		72,000	928,309

Fabricated Metal Product Manufacturing - 0.04%
Enovis Corporation*		2,700	124,389

Food Services and Drinking Places - 1.30%
The Wendy’s Company		226,800	4,238,892

Funds, Trusts, and Other Financial Vehicles - 0.03%
Mesabi Trust^		5,200	111,852

Insurance Carriers and Related Activities - 0.02%
White Mountains Insurance Group Ltd. - ADR		50	65,151

Machinery Manufacturing - 0.04%
ESAB Corporation		2,700	90,072
Oshkosh Corp.		400	28,116
			118,188
Management of Companies and Enterprises - 4.99%
Associated Capital Group, Inc. - Class A		190,500	7,002,780
Dundee Corporation - Class A*		1,173,800	1,027,075
Galaxy Digital Holdings Ltd.*		376,000	1,595,077
Icahn Enterprises LP		132,100	6,561,407
RIT Capital Partners plc		3,700	85,930
			16,272,269
Mining (except Oil and Gas) - 1.30%
Altius Minerals Corp.*		10,000	140,153
Sandstorm Gold Ltd. - ADR		760,800	3,933,336
Wheaton Precious Metals Corporation - ADR		5,400	174,744
			4,248,233
Motor Vehicle and Parts Dealers - 0.01%
AutoNation, Inc.*		200	20,374
Penske Automotive Group, Inc.		200	19,686
			40,060
Oil and Gas Extraction - 54.84%
Permian Basin Royalty Trust		100,000	1,633,000
Texas Pacific Land Corp. [c]		99,656	177,111,633
			178,744,633
Other Financial Investment Activities - 0.34%
GAMCO Investors, Inc. - Class A		14,400	245,520
Onex Corporation [f]		18,600	853,148
			1,098,668
Other Investment Pools and Funds - 0.68%
Urbana Corporation*		8,800	26,119
Urbana Corporation - Class A*		812,271	2,205,101
			2,231,220
Other Pipeline Transportation - 0.23%
Rubis SCA		35,700	748,386

Performing Arts, Spectator Sports, and Related Industries - 1.51%
Live Nation Entertainment, Inc.*		64,300	4,889,372
Madison Square Garden Entertainment Corp.*		772	34,037
			4,923,409
Professional, Scientific, and Technical Services - 0.01%
Cookpad, Inc.*		16,000	22,110

Promoters of Performing Arts, Sports, and Similar Events - 0.01%
Madison Square Garden Sports Corp. - Class A*		240	32,798

Real Estate - 5.45%
DREAM Unlimited Corp.*[f]		840,200	14,962,841
Equity Commonwealth REIT		400	9,744
The Howard Hughes Corporation*		46,300	2,564,557
Tejon Ranch Co.*		15,000	216,000
			17,753,142
Support Activities for Mining - 0.00%
Core Laboratories NV - ADR		300	4,044
Maverix Metals, Inc. - ADR		2,000	6,700
Pason Systems Inc.*		500	4,785
			15,529
Support Activities for Water Transportation - 0.27%
Braemar Shipping Services plc		243,600	779,252
Clarkson plc		3,800	111,588
			890,840
Telecommunications - 0.10%
LICT Corporation*[f]		16	329,600

TOTAL COMMON STOCKS
(cost $85,956,191)			260,615,030

UNIT INVESTMENT TRUST - 1.05%
Funds, Trusts, and Other Financial Vehicles - 0.00%
Grayscale Ethereum Classic Trust*		60	458

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.05%
Grayscale Bitcoin Trust*		300,000	3,423,000

TOTAL UNIT INVESTMENT TRUST
(cost $3,168,942)			3,423,458

WARRANTS - 0.25%		Shares
Other Investment Pools and Funds - 0.25%
Partners Value Investments LP Expiration: 06/30/2026,
Exercise Price: 32.45 CAD*[g]		160,000	810,801

TOTAL WARRANTS
(cost $433,365)			810,801

TOTAL INVESTMENTS - 81.25%
(cost $89,558,498)			$264,849,289

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at September 30, 2022. Total loaned securities had a market value of $168,843 at September 30, 2022. The total collateral for the loaned securities was cash in the amount of $179,685.

[c]	- Significant Investment - Greater than 5% of net assets.
[f]	- Level 2 Investment.
[g]	- Illiquid.
ADR	- American Depository Receipt.
CAD	- Canadian Dollars.
REIT	- Real Estate Investment Trust.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.

Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and the Board of Directors of the Spin- off Fund. In determining the fair value of a security, the Board of Trustees/Directors shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At September 30, 2022, 0.83%, 1.41%, 0.68%, 0.00%, and 0.06% of the net assets of The Global Portfolio, The Internet Portfolio, The Market Opportunities Portfolio, The Medical Portfolio, and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at September 30, 2022.

Summary of Fair Value Exposure

Various inputs are used in determining the value of Master Portfolio’s and Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Portfolio’s and Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio’s net assets as of September 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$244,469,441	$16,145,589	$–	$260,615,030
Unit Investment Trust	3,423,458	–	–	3,423,458
Corporate Bonds	–	–	–	–
Warrants	–	–	810,801	810,801
Total Investments in Securities	$247,892,899	$16,145,589	$810,801	$264,849,289

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2021	$1,150,480
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(331,064)
Net purchases and/or acquisitions	-
Net sales and/or write-offs	(8,615)
Transfer in and/or out of Level 3	-
Balance as of September 30, 2022	$810,801

Description	Fair Value at 9/30/2022	Valuation Techniques	Unobservable Input	Range
Warrants	$810,801	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$6.10 - $10.50

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.